Deferred Revenue (Details) - Schedule of Recognised as Revenue in Future Periods - AUD ($)	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Schedule Of Recognised As Revenue In Future Periods [Abstract]
6 to 12 months	$ 125,359	$ 85,359	$ 119,765